FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Restructuring Cost and Reserve [Line Items]
Net book value				$ 875
Proceeds on disposal of fixed assets				30,000
Gain on disposal of fixed assets				29,125	$ (33,068,313)	$ (288,234)
Net book value of disposed assets					1,553	875
Fair value proceeds					1,000	30,000
Gain (Loss) on Disposition of Property Plant Equipment						29,125
Original cost						37,764
Loss on impairment of fixed assets						553
Robotic Assistance Devices L L C [Member]
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets	$ 31,365	$ 2,372	265,041	34,534	12,868	115,493
Assets transfers from inventory	19,961		47,440
Depreciation expense	$ 38,437	$ 5,951	$ 90,686	$ 14,446	$ 24,376	$ 17,475